Parent Entity Disclosures (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Parent Entity Disclosures Abstract
Schedule of statement of financial position
Statement of financial position	2022	2021
Financial Position	$	$
Current assets	37,559,819	9,222,528
Non-Current assets	-	-
Total assets	37,559,819	9,222,528
Current liabilities	(1,078,404)	(668,527)
Non-current liabilities	-	-
Total liabilities	(1,078,404)	(668,527)
Net assets	36,481,415	8,554,001

Issued capital	86,586,794	45,852,107
Reserves	8,077,191	6,612,641
Accumulated losses	(58,182,570)	(43,910,747)
Shareholders’ equity	36,481,415	8,554,001

	30 June 2021	30 June 2020
Financial Position as at 30 June 2021 and 2020
Current assets	$9,222,528	$3,573,665
Non-Current assets(i)	—	—
Total assets	9,222,528	3,573,665

Current liabilities	(668,527)	(504,228)
Non-current liabilities	—	—
Total liabilities	(668,527)	(504,228)
Net assets	$8,554,001	$3,069,437

Share capital	$45,852,107	$34,192,043
Reserves	6,612,641	1,490,588
Deficit	(43,910,747)	(32,613,194)
Shareholders’ equity	$8,554,001	$3,069,437

(i)	In the year ended 30 June 2020, the loan to the subsidiary company has been fully impaired.